FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS	FINANCE INCOME / EXPENSE/ OTHER FINANCIAL RESULTS

	For the year ended December 31,
Finance income	2025	2024	2023
Interest gain	5,526	5,303	4,777
TOTAL	5,526	5,303	4,777

Finance expense
Interest expense on borrowings	(20,762)	(12,196)	(4,106)
Interest on deferred consideration	(9,308)	(8,597)	(7,057)
Interest expense on lease liabilities	(6,823)	(6,947)	(6,319)
Banking expenses	(3,098)	(3,079)	(3,423)
Other interest	(553)	(918)	(2,590)
Other	(64)	(465)	(258)
TOTAL	(40,608)	(32,202)	(23,753)

Other financial results, net
Net gain arising from financial assets measured at fair value through PL	4,320	452	23,564
Gain on transaction with bonds	1,340	4,958	9,157
Net (loss) gain arising from financial assets measured at fair value through OCI	(1,951)	462	630
Foreign exchange (loss) gain, net	(462)	192	(22,009)
TOTAL	3,247	6,064	11,342